STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - $ / shares			6 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 18, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Unvested Options
Granted	600,000	600,000			19,950,000
Unvested Stock Options [Member]
Number of Unvested Options
Balance, Beginning			2,016,666	2,666,667
Granted			1,000,000	1,600,000	19,950,000
Vested			(633,333)	(2,250,001)	(16,833,333)
Cancelled/forfeited/expired					(450,000)
Balance, Ending			2,383,333	2,016,666	2,666,667
Weighted-Average Grant Date Exercise Price
Balance, Beginning			$ 0.18	$ 0.06
Granted			0.20	0.27	0.07
Vested			0.24	0.10	0.07
Cancelled/forfeited/expired					0.08
Balance, Ending			$ 0.17	$ 0.18	$ 0.06